RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Related Party Transaction [Line Items]
Percentage of Annual Management Fee	5.00%
Percentage Of Permanent Financing	99.00%
Accrued Management Fees	$ 12,048,466	$ 14,922,778
Series Ten [Member]
Related Party Transaction [Line Items]
Accrued Management Fees	$ 1,298,874